Advances from the Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

At December 31, 2012, the Company had fixed-rate advances from the FHLBNY of $61.4 million, which mature through 2022 with interest rates ranging from 1.60% to 5.87%. At December 31, 2011, the Company had fixed-rate advances from the FHLBNY of $2.7 million, which mature through 2018 with interest rates ranging from 3.78% to 5.87%. The weighted average interest rate at December 31, 2012 and 2011 was 2.10% and 4.62%, respectively. Interest expense on advances from the FHLBNY was $425 thousand, $153 thousand and $348 thousand for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in interest on funds borrowed on the consolidated statements of operations.

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2012 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2013	$299
2014	—
2015	—
2016	—
2017	—
Thereafter	61,116

Total	$61,415